Nature of the Business and Basis of Presentation - Going Concen (Details) $ in Millions	1 Months Ended
Jul. 31, 2021 USD ($)
Evolv Technologies Holdings, Inc. | Subsequent events
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Received gross proceeds from PIPE investment	$ 300.0